Hennion & Walsh, Inc.
2001 Route 46, Waterview Plaza
Parsippany, New Jersey 07054

December 22, 2023

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: SmartTrust 638 (the “Fund”)

(File No. 333-274891) (CIK# 1962810)

Ladies/Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”) this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned Fund does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on December 21, 2023.

Very truly yours,

SmartTrust 638

By: Hennion & Walsh, Inc.

By	/s/ KEVIN D. MAHN
Kevin D. Mahn
Authorized Signatory